Other financial assets - Summary of other financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [abstract]
Non-current derivatives not related to net debt	$ 14	$ 39
Non-current derivatives related to net debt	87	2
Non-current equity shares and quoted funds	163	154
Non-current other investments, including loans	217	211
Total other financial assets, non-current	481	406	[1]
Current derivates not related to net debt	40	28
Current derivatives related to net debt	0	0
Current equity shares and quoted funds	18	68
Current other investments, including loans	1,060	2,064
Total other financial assets, current	1,118	2,160	[1]
Derivatives not related to net debt	54	67
Derivatives related to net debt	87	2
Equity shares and quoted funds	181	222
Other investments, including loans	1,277	2,275
Total other financial assets	1,599	2,566
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 877	$ 1,998

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.